Concentration (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2018 Customers Distributor	Mar. 31, 2017	Dec. 31, 2017 Customers Distributor	Dec. 31, 2016 Customers
Sales [Member]
Concentration (Textual)
Number of customers	3		2	1
Sales [Member] | Customer one [Member]
Concentration (Textual)
Concentration risk, percentage	38.00%		45.00%	94.00%
Sales [Member] | Customer two [Member]
Concentration (Textual)
Concentration risk, percentage	23.00%		23.00%
Sales [Member] | Customer three [Member]
Concentration (Textual)
Concentration risk, percentage	14.00%
Product purchased [Member]
Concentration (Textual)
Concentration risk, percentage	16.00%	10.00%	13.00%	10.00%
Number of distributor | Distributor	1		1
Accounts receivable [Member]
Concentration (Textual)
Concentration risk, percentage	757.00%	10.00%		10.00%
Number of customers	1		3
Accounts receivable [Member] | Customer one [Member]
Concentration (Textual)
Concentration risk, percentage			54.00%
Accounts receivable [Member] | Customer two [Member]
Concentration (Textual)
Concentration risk, percentage			15.00%
Accounts receivable [Member] | Customer three [Member]
Concentration (Textual)
Concentration risk, percentage			15.00%